UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)         (Zip code)

Matthew J. Beck
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: February 28

Date of reporting period: August 31, 2017

Semi-Annual Report 2017
For the fiscal period from March 1, 2017 through August 31, 2017
(Unaudited)

Arin Large Cap Theta Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Arin Large Cap Theta Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Arin Large Cap Theta Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Arin Large Cap Theta Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Arin Large Cap Theta Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks: common stocks, ETF risks, futures risk, general market risk, investment advisor risk, large-cap securities risk, operating risk, risks from purchasing options, risks from writing options, and trading strategies based on expected/implied volatility.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about October 30, 2017.

For More Information on the Arin Large Cap Theta Fund:

See Our Web site @ arinllc.com
or
Call Our Shareholder Services Group at 800-773-3863.

Arin Large Cap Theta Fund

Schedule of Investments
(Unaudited)

As of February 28, 2017
				Value (Note 1)

TREASURY BILLS - 73.17%	Principal	Yield	Maturity Date
United States Treasury Bill (a)	$2,000,000	0.000%	10/26/2017	$1,996,866
United States Treasury Bill	4,300,000	0.000%	11/2/2017	4,292,667

Total Treasury Bills (Cost $6,289,477)				6,289,533
	Number of	Price	Expiration
CALL OPTIONS PURCHASED - 6.87%	Contracts (b)	Exercise	Date
* S&P 500 Index Call Option	3	$500	9/15/2017	590,370

Total Call Options Purchased (Cost $589,218)				590,370
	Number of	Price	Expiration
PUT OPTIONS PURCHASED - 1.96%	Contracts (b)	Exercise	Date
* S&P 500 Index Put Option	32	$2,440	9/8/2017	9,120
* S&P 500 Index Put Option	3	3,000	9/15/2017	159,135

Total Put Options Purchased (Cost $170,166)				168,255

Total Value of Investments (Cost $7,048,861) - 82.00%				$7,048,158

Options Written (Premiums Received $3,192) - (0.04)%				(3,302)

Other Assets Less Liabilities - 18.04%				1,550,817

Net Assets - 100%				$8,595,673

* Non-income producing investment

(a)	All or a portion of this security is held as collateral for options written.
(b)	Each contract is equivalent to 100 shares of the underlying common stock.

				(Continued)

Arin Large Cap Theta Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017
Number of Contracts	Exercise Price	Expiration Date	Value (Note 1)

CALL OPTIONS WRITTEN - 0.00%
*	S&P 500 Index Call Option	3	$3,000	9/15/2017	$7

Total Call Options Written (Premiums Received $12)	7

PUT OPTIONS WRITTEN - 0.04%
*	S&P 500 Index Put Option	32	2,400	9/8/2017	3,280
*	S&P 500 Index Put Option	3	500	9/15/2017	15

Total Put Options Written (Premiums Received $3,180)	3,295

Total Options Written (Premiums Received $3,192)	$3,302

Summary of Investments
(Unaudited)	% of Net
Assets	Value
Treasury Bills	73.17%	$6,289,533
Call Options Purchased	6.87%	590,370
Put Options Purchased	1.96%	168,255
Call Options Written	0.00%	(7)
Put Options Written	-0.04%	(3,295)
Other Assets Less Liabilities	18.04%	1,550,817
Total Net Assets	100.00%	$8,595,673

See Notes to Financial Statements

Arin Large Cap Theta Fund

Statement of Assets and Liabilities
(Unaudited)

As of August 31, 2017

Assets:
Investments, at value (cost $7,048,861)	$7,048,158
Cash	796,712
Due from broker	249,177
Receivables:
Fund shares sold	509,486

Total assets	8,603,533

Liabilities:
Options written, at value (premiums received $3,192)	3,302
Accrued expenses:
Advisory fees	2,636
Administration fees	1,846
Interest expense	72
Distribution and service fees	4

Total liabilities	7,860

Net Assets	$8,595,673

Net Assets Consist of:
Paid in Interest	$8,441,092
Accumulated net investment loss	(8,121)
Accumulated net realized gain on investments and written options	163,515
Net unrealized depreciation on investments and written options	(813)

Total Net Assets	$8,595,673

Institutional shares outstanding, no par value (unlimited authorized shares)	825,501
Net Assets	$8,581,422
Net Asset Value, Offering Price and Redemption Price Per Share	$10.40

Advisor shares outstanding, no par value (unlimited authorized shares)	1,375
Net Assets	$14,251
Net Asset Value, Offering Price and Redemption Price Per Share	$10.36

See Notes to Financial Statements

Arin Large Cap Theta Fund

Statement of Operations
(Unaudited)

For the fiscal period ended August 31, 2017

Investment Income:
Interest	$16,532

Total Investment Income	16,532

Expenses:
Advisory fees (note 2)	12,580
Administration fees (note 2)	8,806
Distribution and service fees - Advisor Class Shares (note 3)	32

Total Expenses	21,418

Net Investment Loss	(4,886)

Realized and Unrealized Gain (Loss) on Investments and Options Written

Net realized gain (loss) from:
Investments	$(150,993)
Options Written	314,349
Net realized gain on investments and options written	163,356

Change in unrealized appreciation (depreciation) on:
Investments	(8,096)
Options Written	4,400
Net change in unrealized depreciation on investments and options written	(3,696)

Net Realized and Unrealized Gain on Investments and Options Written	$159,660

Net Increase in Net Assets Resulting from Operations	$154,774

See Notes to Financial Statements

Arin Large Cap Theta Fund

Statements of Changes in Net Assets

		August 31,		February 28,
For the fiscal year or period ended		2017 (a)		2017

Operations:
Net investment loss		$(4,886)		$(27,158)
Net realized gain from investments and
options written		163,356		17,041
Net change in unrealized depreciation on
investments and options written		(3,696)		(96,991)

Net Increase (Decrease) in Net Assets Resulting from Operations		154,774		(107,108)

Distributions to Shareholders:
Net realized gain
Institutional Class Shares		-		(321,183)
Advisor Class Shares		-		(3,996)

Net Decrease in Net Assets Resulting from Distributions		-		(325,179)

Beneficial Interest Transactions:
Shares sold		4,541,217		2,193,027
Reinvested distributions		-		250,299
Shares repurchased		(1,413,927)		(4,088,409)

Net Increase (Decrease) in Beneficial Interest Transactions		3,127,290		(1,645,083)

Net Increase (Decrease) in Net Assets		3,282,064		(2,077,370)

Net Assets:
Beginning of Period		5,313,609		7,937,819
End of Period		$8,595,673		5,860,449

Accumulated Net Investment Loss		$(8,121)		$(5,282)

	August 31,		February 28,
Share Information:	2017 (a)		2017
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	441,970	$4,541,217	205,305	$2,184,581
Reinvested distributions	-	-	23,391	246,303
Shares repurchased	(138,843)	(1,411,236)	(384,107)	(4,084,963)
Net Increase (Decrease) in Shares
of Beneficial Interest	303,127	$3,129,981	(155,411)	$(1,654,079)

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	-	$-	800	$8,446
Reinvested distributions	-	-	378	3,996
Shares repurchased	(261)	(2,691)	(329)	(3,446)
Net Increase (Decrease) in Shares of
Beneficial Interest	(261)	$(2,691)	849	$8,996

(a) Unaudited.

See Notes to Financial Statements

Arin Large Cap Theta Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during the fiscal	August 31,		February 28,		February 29,		February 28,
years or period ended	2017	(j)	2017		2016		2015		2014	(f)

Net Asset Value, Beginning of Period	$10.14		$10.08		$10.79		$10.46		$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.01)	(i)	(0.05)	(i)	(0.04)	(i)	(0.05)	(i)	(0.01)
Net realized and unrealized gain (loss) on
investments and options written	0.27	(i)	0.60	(i)	(0.11)	(i)	0.48	(i)	0.67

Total from Investment Operations	0.26		0.55		(0.15)		0.43		0.66

Less Distributions:
Net realized gain on investment transactions	-		(0.49)		(0.56)		(0.10)		(0.20)

Total Distributions	-		(0.49)		(0.56)		(0.10)		(0.20)

Net Asset Value, End of Period	$10.40		$10.14		$10.08		$10.79		$10.46

Total Return (a)	2.56%		5.50%		(1.61)%		4.11%		6.67%	(c)

Net Assets, End of Period (in thousands)	$8,581		$5,297		$5,783		$7,864		$5,868

Ratios of:
Gross Expenses to Average Net Assets (d)	0.68%		0.68%	(h)	0.69%	(g)	0.71%	(g)	0.85%	(b)(g)
Net Expenses to Average Net Assets (d)	0.68%		0.68%	(h)	0.69%	(g)	0.71%	(g)	0.85%	(b)(g)
Net Investment Loss to Average Net Assets (e)	(0.15)%		(0.48)%		(0.40)%		(0.49)%		(0.43)%	(b)

Portfolio turnover rate	0.00%		7.60%		0.00%		0.00%		0.00%	(c)

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States and,  consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b) Annualized.
(c) Not Annualized.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from August 14, 2013 (Date of Initial Public Investment) to February 28, 2014.
(g)	Includes interest expense of 0.01% of net assets for the year ended February 29, 2016, 0.03% for the year ended February 28, 2015, and 0.17% for the period ended February 28, 2014.
(h)	Includes interest expense of less than 0.01% of net assets.
(i)	Calculated using the average shares method.
(j) Unaudited.

See Notes to Financial Statements									(Continued)

Arin Large Cap Theta Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during the fiscal	August 31,		February 28,		February 29,		February 28,
years or period ended	2017	(j)	2017		2016		2015		2014	(f)

Net Asset Value, Beginning of Period	$10.13		$10.11		$10.85		$10.48		$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.03)	(i)	(0.09)	(i)	(0.08)	(i)	(0.10)	(i)	(0.03)
Net realized and unrealized gain (loss) on
investments and options written	0.26	(i)	0.60	(i)	(0.10)	(i)	0.57	(i)	0.70

Total from Investment Operations	0.23		0.51		(0.18)		0.47		0.67

Less Distributions:
Net realized gain on investment transactions	-		(0.49)		(0.56)		(0.10)		(0.19)

Total Distributions	-		(0.49)		(0.56)		(0.10)		(0.19)

Net Asset Value, End of Period	$10.36		$10.13		$10.11		$10.85		$10.48

Total Return (a)	2.37%		5.09%		(1.88)%		4.48%		6.75%	(c)

Net Assets, End of Period (in thousands)	$14		$17		$77		$74		$52

Ratios of:
Gross Expenses to Average Net Assets (d)	1.08%		1.08%	(h)	1.09%	(g)	1.11%	(g)	1.24%	(b)(g)
Net Expenses to Average Net Assets (d)	1.08%		1.08%	(h)	1.09%	(g)	1.11%	(g)	1.24%	(b)(g)
Net Investment Loss to Average Net Assets (e)	(0.58)%		(0.90)%		(0.80)%		(0.90)%		(0.78)%	(b)

Portfolio turnover rate	0.00%		7.60%		0.00%		0.00%		0.00%	(c)

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b) Annualized.
(c) Not Annualized.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 3, 2013 (Date of Initial Public Investment) to February 28, 2014.
(g)	Includes interest expense of 0.01% of net assets for the year ended February 29, 2016, 0.03% for the year ended February 28, 2015, and 0.17% for the period ended February 28, 2014.
(h)	Includes interest expense of less than 0.01% of net assets.
(i)	Calculated using the average shares method.
(j) Unaudited.

See Notes to Financial Statements

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

1.     Organization and Significant Accounting Policies

The Arin Large Cap Theta Fund ("Fund") is a series of the Starboard Investment Trust ("Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund's investment advisor, Arin Risk Advisors, LLC (the "Advisor"), seeks to achieve the Fund's investment objective by investing in a portfolio of common stocks, exchange-traded funds ("ETFs"), and futures contracts, while also engaging in options trades that the Advisor believes will be profitable due to perceived pricing discrepancies in the options market.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Advisor Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except that the Advisor Class Shares are subject to distribution and service fees which are further discussed in Note 3. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  The Date of Initial Public Investment for the Institutional Class Shares was August 14, 2013.  The Date of Initial Public Investment for the Advisor Class Shares was September 3, 2013.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in open-end companies are valued at their respective net asset values as reported by such investment companies.  Securities and assets for which representative market quotations are not readily available (e.g. if the exchange on which a security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation), or which cannot be accurately valued using the Fund's normal pricing procedures, are valued at fair value as determined in good faith under policies approved by the Trustees. A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.

Option Valuation
Options are valued at the mean of the last quoted bid and ask prices as of 4:00 p.m. Eastern Time (the "Valuation Time"). Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or National Best Bid/Offer (NBBO) pricing information provided by the pricing services. If there is an ask price but no bid price at the Valuation Time, the option shall be priced at the mean of zero and the ask price at the Valuation Time.  An option should be valued using fair value pricing when (i) a reliable last quoted ask price at the Valuation Time is not readily available or (ii) the Fund's investment advisor or Fund management does not believe the prices provided by the pricing services reflect the market value of such option.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of August 31, 2017 for the Fund's investments measured at fair value:

Investments (a)	Total	Level 1	Level 2	Level 3
Assets
Treasury Bills	$6,289,533	$-	$6,289,533	$-
Call Options Purchased	590,370	-	590,370	-
Put Options Purchased	168,255	-	168,255	-
Total Assets	$7,048,158	$-	$7,048,158	$-

Liabilities
Call Options Written	$7	$-	$7	$-
Put Options Written	3,295	-	3,295	-
Total Liabilities	$3,302	$-	$3,302	$-

(a) The Fund had no significant transfers into or out of Level 1, 2, or 3 during the fiscal period ended August 31, 2017.  The Fund did not hold any Level 3 securities during the period.  Please refer to the Schedule of Investments for industry classification.  It is the Fund's policy to recognize transfers at the end of the reporting period.

Purchased Options
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets on the Statement of Assets and Liabilities.  Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The derivative instruments outstanding as of August 31, 2017 are disclosed below and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of August 31, 2017:

Derivative Type	Location	Market Value
Options Purchased	Assets-Investments, at value	$758,625
Options Written	Liabilities-Options written, at value	$(3,302)

The following table sets forth the effect of the option contracts on the Statement of Operations for the fiscal period ended August 31, 2017:

Derivative Type	Location	Gains (Losses)
Equity Contracts – purchased options	Net realized loss from investments	$(150,813)
Equity Contracts – written options	Net realized gain from options written	$314,349

Equity Contracts – purchased options	Change in unrealized depreciation on investments	$(2,735)
Equity Contracts – written options	Change in unrealized appreciation on options written	$4,400

The following table presents the Fund's liabilities available for offset under a master netting arrangement of collateral pledged as of August 31, 2017:
Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
Description of Liability:
Options Written	$3,302	$3,302	$-	$-
Total	$3,302	$3,302	$-	$-

The actual financial instruments and cash collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Exchange-Traded Funds
The Fund may invest in exchange-traded funds ("ETFs").  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.      Transactions with Related Parties & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund's average daily net assets.  The Advisor shall receive an investment advisory fee equal to an annualized rate of 0.40% of the average daily net assets of the Fund.  In accordance with these terms, the Fund incurred $12,580 in advisory fees for the fiscal period ended August 31, 2017.

Administrator
a) Fund Accounting and Administration Agreement:  The Nottingham Company provides the Fund with administrative, fund accounting, and compliance services.  The Administrator receives compensation from the Fund at a maximum annual rate of 0.28% if the average daily net assets are under $250 million.  The Administrator is responsible for the coordination and payment of vendor services and other Fund expenses from such compensation.  Pursuant to this arrangement, the Administrator pays the following expenses: (i) compensation and expenses of any employees of the Trust and of any other persons rendering any services to the Fund; (ii) clerical and shareholder service staff salaries; (iii) office space and other office expenses; (iv) fees and expenses incurred by the Fund in connection with membership in investment company organizations; (v) fees and expenses of counsel to the Trustees who are not interested persons of the Fund and Trust; (vi) fees and expenses of counsel to the Fund and Trust engaged to assist with preparation of Fund and Trust documents and filings and provide other ordinary legal services; (vii) fees and expenses of independent public accountants to the Fund, including fees and expense for tax preparation; (viii) expenses of registering shares under federal and state securities laws; (ix) insurance expenses; (x) fees and expenses of the custodian, shareholder servicing, dividend disbursing and transfer agent, administrator, distributor, and accounting and pricing services agents of the Fund; (xi) compensation for a chief compliance officer for the Trust; (xii) expenses, including clerical expenses, of issue, sale, redemption, or repurchase of shares of the Fund; (xiii) the cost of preparing and distributing reports and notices to shareholders; (xiv) the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund's current shareholders; (xv) the cost of printing or preparing documents, statements or reports to shareholders; and (xvi) other expenses not specifically assumed by the Fund or Advisor.  The Administrator cannot recoup from the Fund any Fund expenses in excess of the administration fees payable under the Fund Accounting and Administration Agreement.  The Fund incurred $8,806 in administration fees for the fiscal period ended August 31, 2017.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

b) Operating Plan:  The Advisor has entered into an Operating Plan with the Administrator under which it has agreed to make the following payments to the Administrator: (i) when the Fund's assets are below $49 million, the Advisor pays the Administrator a fee based on the daily average net assets of the Fund; and (ii) when the consolidated fee collected by the Administrator is less than a designated minimum operating cost, then the Advisor pays the Administrator a fee that makes up the difference.  The Advisor is also obligated to pay the following Fund expenses under the Operating Plan: (i) marketing, distribution, and servicing expenses related to the sale or promotion of Fund shares that the Fund is not authorized to pay pursuant to the Investment Company Act; (ii) expenses incurred in connection with the organization and initial registration of shares of the Fund; (iii) expenses incurred in connection with the dissolution and liquidation of the Fund; (iv) expenses related to shareholder meetings and proxy solicitations; (v) fees and expenses related to legal, auditing, and accounting services that are in amounts greater than the limits or outside of the scope of ordinary services; and (vi) hiring employees and retaining advisers and experts as contemplated by Rule 0-1(a)(7)(vii) of the Investment Company Act.
The Operating Plan may be terminated by either party at the conclusion of the then current term upon: (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Fund's administrator under the Operating Plan.  If the Operating Plan is terminated when the Fund is at lower asset levels, the administrator would likely need to terminate the Fund Accounting and Administration Agreement in order to avoid incurring expenses without reimbursement from the Advisor.  Unless other expense limitation arrangements were put in place, the Fund's expenses would likely increase.
Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Administrator for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Fund.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

3.      Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") for the Advisor Class Shares.  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.15% per annum of the Fund's average daily net assets attributable to the Advisor Class Shares, for payment to the Distributor.  The Plan also provides that the Fund may also incur expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets attributable to the Advisor Class Shares, for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal period ended August 31, 2017, the Advisor Class Shares incurred $32 in distribution and service fees.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

4.      Purchases and Sales of Investment Securities

For the fiscal period ended August 31, 2017, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$ -	$ -

5.      Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund's tax positions to be taken on the federal income tax returns during the open tax years ended 2014 through 2017, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the six month period ended August 31, 2017, the Fund did not incur any interest or penalties.

For the fiscal period ended August 31, 2017, the following reclassifications were made:

Undistributed Net Investment Income	$ 29,534
Accumulated Net Realized Gain	(29,534)

Distributions during the fiscal period/year ended were characterized for tax purposes as follows:

	Distributions from
For the Period/Year Ended	Ordinary Income	Long-Term Capital Gains
08/31/2017	$ -	$ -
02/28/2017	34,731	228,315

At August 31, 2017, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$7,045,669

Unrealized Appreciation	$1,394
Unrealized Depreciation	(2,207)
Net Unrealized Depreciation	$(813)

6.      Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

7.      Borrowings

The Fund established a borrowing agreement with Interactive Brokers, LLC for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies.

Interest is based on the Federal Funds rate plus 1.5% on the first $100,000 and Federal Funds rate plus 1% on the next $900,000. The average borrowing during the fiscal period was $80,496, and the average interest rate during the period was 1.54%.

Interest expense is charged directly to the Fund based upon actual amounts borrowed by the Fund. The Fund had no borrowings as of the fiscal period ended August 31, 2017.  There was no interest expense as of the fiscal period ended August 31, 2017 as reflected in the Statement of Operations.

8.      Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

Arin Large Cap Theta Fund

Additional Information
(Unaudited)

1.      Proxy Voting Policies and Voting Record
A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.
2.      Quarterly Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.
3.      Tax Information
We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal period ended August 31, 2017.
During the fiscal period ended August 31, 2017, the Fund paid no income or long-term capital gain distributions.
Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.
4.      Schedule of Shareholder Expenses
As a shareholder of the Fund you incur ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2017 through August 31, 2017.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Arin Large Cap Theta Fund

Additional Information
(Unaudited)

Institutional Class Shares	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,025.60	$3.46
	$1,000.00	$1,021.79	$3.46
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 0.68%, multiplied by 184/365 (to reflect the six month period).

Advisor Class Shares	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,023.70	$5.50
	$1,000.00	$1,019.77	$5.49
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.08%, multiplied by 184/365 (to reflect the six month period).

Arin Large Cap Theta Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Arin Risk Advisors, LLC
116 South Franklin Street	200 Four Falls Corporate Center
Post Office Box 69	Suite 211
Rocky Mount, North Carolina 27802-0069	Conshohocken, PA 19428-2980

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	arinllc.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Date: October 27, 2017	Katherine M. Honey President and Principal Executive Officer Arin Large Cap Theta Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: October 27, 2017	Katherine M. Honey President and Principal Executive Officer Arin Large Cap Theta Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: October 27, 2017	Ashley E. Harris Treasurer and Principal Financial Officer Arin Large Cap Theta Fund